Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current assets:
Cash and cash equivalents	$ 618,089	$ 145,491	$ 72,753
Restricted cash	400	400	400
Short-term investments		0	47,037
Accounts receivable, net of allowance	42,708	35,075	38,488
Inventories	27,916	33,592	25,419
Prepaid expenses and other current assets	22,138	12,074	7,221
Total current assets	711,251	226,632	191,318
Property and equipment, net	32,265	29,988	27,941
Operating lease right-of-use assets	20,834	21,817	10,269
Goodwill	1,215	1,215	1,215
Other assets	5,023	10,468	3,448
Total assets	770,588	290,120	234,191
Current liabilities:
Accounts payable	28,416	19,784	19,631
Accrued and other current liabilities	51,980	47,162	37,659
Deferred revenue	47,769	40,934	39,408
Debt, current		10,208	0
Total current liabilities	128,165	118,088	96,698
Deferred revenue, noncurrent	58,000	48,896	33,266
Debt, noncurrent		24,686	34,261
Operating lease liabilities	21,582	22,459	8,230
Common stock warrant liabilities	26,868
Redeemable convertible preferred stock warrant liability		75,843	2,718
Other long-term liabilities	961	972	798
Total liabilities	235,576	290,944	175,971
Commitments and contingencies (Note 7)
Redeemable convertible preferred stock		615,697	520,241
Stockholders' equity (deficit):
Common stock	32	2	1
Preferred stock
Additional paid-in capital	1,216,893	62,736	20,331
Accumulated other comprehensive income	150	155	37
Accumulated deficit	(682,063)	(679,414)	(482,390)
Total stockholders' equity (deficit)	535,012	(616,521)	(462,021)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 770,588	$ 290,120	$ 234,191